Debt - Ag Loan - Additional Information (Details) - Ag Loan - USD ($) $ in Millions		12 Months Ended
	Oct. 14, 2021	Dec. 31, 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 65.0
Debt instrument term	7 years
Interest expense		$ 1.5
Weighted average interest rate		5.25%